Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Accounts payable and accrued liabilities
8	Accounts payable and accrued liabilities

	December 31,	December 31,
	2020	2019
	$	$
Trade payables	16,949	30,422
Other payables and accrued liabilities	13,368	14,488
	30,317	44,910

All accounts payable and accrued liabilities are expected to be settled within 12 months.